Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Net operating loss ("NOL") carry forward	$ 5,900,000
Net operating loss carryforwards, possible use limitation due to ownership change	$ 1,100,000
Net operating loss ("NOL") carry forward, expiration date	Dec. 31, 2033